As filed with the Securities and Exchange Commission on September 27, 2021

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 93

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 94

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Anne Berg, Assistant Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

It is proposed that this filing will become effective: (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on [ ] pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 81 to its Registration Statement until October 26, 2021. Parts A, B and C of Registrant’s Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 82 under the Investment Company Act of 1940, filed on December 15, 2020, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 93 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 27th day of September, 2021.

ALPS SERIES TRUST

By:	/s/ Dawn K. Cotten
Dawn K. Cotten
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ward D. Armstrong	Trustee and Chairman	September 27, 2021
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	September 27, 2021
J. Wayne Hutchens *

/s/ Patrick Seese	Trustee	September 27, 2021
Patrick Seese*

/s/ Bradley Swenson	Trustee	September 27, 2021
Bradley Swenson*
/s/ Erich Rettinger	Treasurer, Principal Financial Officer, and Principal Accounting Officer	September 27, 2021
Erich Rettinger

/s/ Dawn K. Cotten	President, Principal Executive Officer	September 27, 2021
Dawn K. Cotten

*	Signature affixed by Anne Berg pursuant to a Power of Attorney dated June 25, 2021.